Note 7 - Loans Receivable, Net and Allowance for Credit Losses - Changes in the Allowance for Loan Losses and Recorded Investment in Loans Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Allowance for loan losses, beginning balance	$ 7,678		$ 5,262
Charge-offs	(875)		(59)
Recoveries	0		0
Provision(1)	(45)	[1]	2,475
Allowance for loan losses, ending balance	6,758		7,678
Charge-offs	(875)		(59)
Individually			215
Collectively			7,463
Ending balance	610,878		630,761
Individually			2,075
Collectively			628,686
Cumulative Effect, Period of Adoption, Adjustment [Member]
Allowance for loan losses, beginning balance	0
Allowance for loan losses, ending balance			0
Real Estate Portfolio Segment [Member]
Ending balance	482,941		471,690
Commercial and Consumer Portfolio Segments [Member]
Allowance for loan losses, beginning balance	2,422		1,625
Charge-offs	(739)		(59)
Recoveries	0		0
Provision(1)	855	[1]	856
Allowance for loan losses, ending balance	2,538		2,422
Charge-offs	(739)		(59)
Individually			97
Collectively			2,325
Ending balance			159,071
Individually			97
Collectively			158,974
Commercial and Consumer Portfolio Segments [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Allowance for loan losses, beginning balance	0
Allowance for loan losses, ending balance			0
Unallocated Financing Receivables [Member]
Allowance for loan losses, beginning balance	300		400
Charge-offs	0		0
Recoveries	0		0
Provision(1)	(300)	[1]	(100)
Allowance for loan losses, ending balance	0		300
Charge-offs	0		0
Individually			0
Collectively			300
Ending balance
Individually
Collectively
Unallocated Financing Receivables [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Allowance for loan losses, beginning balance	0
Allowance for loan losses, ending balance			0
One-to-four Family Residential Owner Occupied Loans [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	123		73
Charge-offs	0		0
Recoveries	0		0
Provision(1)	30	[1]	50
Allowance for loan losses, ending balance	153		123
Charge-offs	0		0
Individually			0
Collectively			123
Ending balance	22,885		18,070
Individually			0
Collectively			18,070
One-to-four Family Residential Owner Occupied Loans [Member] | Real Estate Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Allowance for loan losses, beginning balance	0
Allowance for loan losses, ending balance			0
One-to-four Family Residential Non-owner Occupied Loans [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	295		292
Charge-offs	0		0
Recoveries	0		0
Provision(1)	(76)	[1]	3
Allowance for loan losses, ending balance	219		295
Charge-offs	0		0
Individually			0
Collectively			295
Ending balance	40,455		39,315
Individually			7
Collectively			39,308
One-to-four Family Residential Non-owner Occupied Loans [Member] | Real Estate Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Allowance for loan losses, beginning balance	0
Allowance for loan losses, ending balance			0
Multi-family (Five Or More) Residential Loans [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	451		249
Charge-offs	(2)		0
Recoveries	0		0
Provision(1)	(29)	[1]	202
Allowance for loan losses, ending balance	420		451
Charge-offs	(2)		0
Individually			0
Collectively			451
Ending balance	46,680		46,909
Individually			1,708
Collectively			45,201
Multi-family (Five Or More) Residential Loans [Member] | Real Estate Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Allowance for loan losses, beginning balance	0
Allowance for loan losses, ending balance			0
Commercial Real Estate and Lines of Credit [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	3,750		2,475
Charge-offs	(134)		0
Recoveries	0		0
Provision(1)	(832)	[1]	1,275
Allowance for loan losses, ending balance	2,784		3,750
Charge-offs	(134)		0
Individually			118
Collectively			3,632
Ending balance			333,540
Individually			263
Collectively			333,277
Commercial Real Estate and Lines of Credit [Member] | Real Estate Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Allowance for loan losses, beginning balance	0
Allowance for loan losses, ending balance			0
Construction Loans [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	304		119
Charge-offs	0		0
Recoveries	0		0
Provision(1)	279	[1]	185
Allowance for loan losses, ending balance	583		304
Charge-offs	0		0
Individually			0
Collectively			304
Ending balance	35,585		28,938
Individually			0
Collectively			28,938
Construction Loans [Member] | Real Estate Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Allowance for loan losses, beginning balance	0
Allowance for loan losses, ending balance			0
Home Equity Loan [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, beginning balance	33		29
Charge-offs	0		0
Recoveries	0		0
Provision(1)	28	[1]	4
Allowance for loan losses, ending balance	61		33
Charge-offs	0		0
Individually			0
Collectively			33
Ending balance	6,162		4,918
Individually			0
Collectively			4,918
Home Equity Loan [Member] | Real Estate Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Allowance for loan losses, beginning balance	$ 0
Allowance for loan losses, ending balance			$ 0

[1]	Provision included in the table only includes the portion related to loans receivable. For the year ended December 31, 2023, the total recovery of credit losses of $157,000 includes a recovery of $202,000 for off balance sheet credit exposure, which is reflected in other liabilities on the Consolidated Balance Sheet.